FLOW-THROUGH SHARE PREMIUM (Tables)	12 Months Ended
Dec. 31, 2024
FLOW-THROUGH SHARE PREMIUM
Schedule of flow-through share premium

	Issued	Issued	Issued
	November 25,	December 14,	November 6,
	2021	2022	2023	Total
	$	$	$	$
Balance at December 31, 2022	5,563,350	14,500,000	—	20,063,350
Liability incurred on flow-through shares issued	—	—	15,295,500	15,295,500
Settlement of flow-through share premium on expenditures incurred	(5,563,350)	(14,500,000)	(2,869,178)	(22,932,528)
Balance at December 31, 2023	—	—	12,426,322	12,426,322
Settlement of flow-through share premium on expenditures incurred	—	—	(12,426,322)	(12,426,322)
Balance at December 31, 2024	—	—	—	—